Financial Instruments and Financial Risk Management - Summary of Aging of Trade and Other Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Current Receivables [Line Items]
Trade and other receivables	$ 1,083,340	$ 609,401
Impairment	27,317	11,528
Not Past Due
Trade And Other Current Receivables [Line Items]
Trade and other receivables	772,077	447,517
Impairment	462	224
Past Due 1 – 30 Days
Trade And Other Current Receivables [Line Items]
Trade and other receivables	178,641	104,491
Impairment	2,732	1,211
Past Due 31 – 60 Days
Trade And Other Current Receivables [Line Items]
Trade and other receivables	63,634	26,601
Impairment	8,195	3,439
Past Due More Than 60 Days
Trade And Other Current Receivables [Line Items]
Trade and other receivables	68,988	30,792
Impairment	$ 15,928	$ 6,654